FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,178	$ 40
Forward exchange contracts used for hedging
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	$ 1,178	$ 40